Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments	$ 10
Property, plant and equipment	412	335
Total	422	335
Finance debt	78	99
Provision for decommissioning costs	707	442
Total	785	$ 541
Gas And Low Carbon Energy [Member]
IfrsStatementLineItems [Line Items]
Investments	10
Total	10
Exploration And Production Segment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	412
Total	412
Provision for decommissioning costs	707
Total	707
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Finance debt	78
Total	$ 78